Goodwill and Other Intangible Assets, Net (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of the activity and balances in goodwill accounts, net, by operating segment [Roll forward]
Goodwill, Beginning Balance	$ 10,830.9	$ 10,724.1
Acquisitions	312.3	108.7
Adjustments to Acquisitions	2.3	(1.9)
Goodwill, ending balance	11,145.5	10,830.9
East [Member]
Summary of the activity and balances in goodwill accounts, net, by operating segment [Roll forward]
Goodwill, Beginning Balance	5,235.4	5,158.9
Acquisitions	9.7	77.0
Adjustments to Acquisitions	3.0	(0.5)
Goodwill, ending balance	5,248.1	5,235.4
Central [Member]
Summary of the activity and balances in goodwill accounts, net, by operating segment [Roll forward]
Goodwill, Beginning Balance	5,595.5	5,565.2
Acquisitions	302.6	31.7
Adjustments to Acquisitions	(0.7)	(1.4)
Goodwill, ending balance	$ 5,897.4	$ 5,595.5